DERIVATIVE INSTRUMENTS - Designated and Not Designated Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notional amount, fair value and classification of the company's outstanding derivative contracts
Maximum length of time, foreign currency cash flow hedge	12 months
Maximum length of time hedged in cash flow hedge	11 months
Designated as hedging instrument | Foreign currency exchange hedges | Other current assets
Notional amount, fair value and classification of the company's outstanding derivative contracts
Notional Amount	$ 5.2	$ 2.9
Fair Value	0.3	0.1
Designated as hedging instrument | Foreign currency exchange hedges | Other current liabilities
Notional amount, fair value and classification of the company's outstanding derivative contracts
Notional Amount	20.3	19.3
Fair Value	0.3	0.3
Not designated as hedging instrument | Foreign currency exchange hedges | Other current assets
Notional amount, fair value and classification of the company's outstanding derivative contracts
Notional Amount	61.6	168.0
Fair Value	$ 3.5	15.9
Not designated as hedging instrument | Foreign currency exchange hedges | Other current liabilities
Notional amount, fair value and classification of the company's outstanding derivative contracts
Notional Amount		65.8
Fair Value		$ 3.5